Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Aug. 31, 2020
Consolidated Statements Of Cash Flows [Abstract]
Schedule Of Funds Flows From Continuing Operations

	2020	2019
	$	$
Net income from continuing operations	688	733
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,220	1,041
Deferred income tax expense (recovery)	59	4
Share-based compensation	2	3
Defined benefit pension plans	1	7
Equity (income)/ loss of an associate or joint venture	-	(46)
Loss on disposal of an associate or joint venture	-	109
Gain on disposal of investments	-	(15)
Net change in contract asset balances	(14)	(23)
Loss (gain) on disposal of fixed assets and intangibles	3	(32)
Loss on write-down of assets	7	-
Other	23	(4)
Funds flow from continuing operations	1,989	1,777

Schedule Of Interest And Income Taxes Paid And Interest Received
	2020	2019
	$	$
Interest paid	287	230
Income taxes paid (net of refunds)	134	166
Interest received	7	29

Schedule Of Non-Cash Transactions
	2020	2019
	$	$
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan (note 20)	37	217